UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05415
Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.7%)
	Australia (4.2%)
	Transportation Infrastructure
988,352	Australian Infrastructure Fund (Stapled Securities)	$1,408,157
4,057,642	Macquarie Airports (Stapled Securities) (a)	10,166,209
1,861,985	Transurban Group (Stapled Securities) (a)(b)(c)	6,734,836

	Total Australia	18,309,202

	Austria (1.0%)
	Construction & Engineering
140,814	Strabag SE (b)	4,556,014

	Belgium (0.1%)
	Construction & Engineering
10,227	Compagnie d’Entreprises CFE	567,951

	Bermuda (0.9%)
	Oil, Gas & Consumable Fuels
159,199	Frontline Ltd. (b)(d)	3,701,533

	Brazil (2.4%)
	Electric Utilities
81,344	EDP – Energias do Brasil SA	1,337,061

	Transportation Infrastructure
491,116	Cia de Concessoes Rodoviarias	8,482,812
37,551	Obrascon Huarte Lain Brasil SA	541,984

		9,024,796

	Total Brazil	10,361,857

	Canada (4.2%)
	Construction & Engineering
78,738	Aecon Group, Inc.	865,592

	Oil, Gas & Consumable Fuels
295,599	Enbridge, Inc. (b)	11,477,187
194,569	TransCanada Corp. (b)	6,064,323

		17,541,510

	Total Canada	18,407,102

	China (6.0%)
	Construction & Engineering
3,140,000	China Communications Construction Co., Ltd. (H Shares) (e)	3,399,281

	Diversified Telecommunication Services
12,898,966	China Telecom Corp. Ltd. (H Shares) (e)	6,091,602

	Machinery
5,045,249	China National Materials Co., Ltd. (H Shares) (e)	4,322,611

	Transportation Infrastructure
13,834,388	Zhejiang Expressway Co., Ltd. (H Shares) (e)	12,120,631

	Total China	25,934,125

	France (4.8%)
	Electric Utilities
39,195	Electricite de France (EDF)	2,325,224

	Multi-Utilities
202,424	GDF Suez (b)	8,988,756

	Transportation Infrastructure
91,539	Aeroports de Paris (ADP)	8,236,849
19,689	Societe Des Autoroutes Paris-Rhin-Rhone	1,500,243

		9,737,092

	Total France	21,051,072

	Germany (14.0%)
	Electric Utilities
789,121	E.ON AG	33,465,123

	Multi-Utilities
241,747	RWE AG	22,453,292

	Transportation Infrastructure
53,152	Fraport AG Frankfurt Airport Services Worldwide (b)	2,827,317

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

49,827	Hamburger Hafen und Logistik AG	$2,245,044

		5,072,361

	Total Germany	60,990,776

	Greece (0.6%)
	Electric Utilities
111,880	Public Power Corp. SA (f)	2,490,188

	Italy (9.9%)
	Electric Utilities
1,646,598	Enel SpA	10,451,473

	Multi-Utilities
1,150,367	A2A SpA	2,260,804

	Transportation Infrastructure
444,428	Ansaldo STS SpA	9,098,495
877,503	Atlantia SpA	21,277,547

		30,376,042

	Total Italy	43,088,319

	Japan (7.2%)
	Construction & Engineering
534,994	Chiyoda Corp. (b)	4,213,677
125,018	Kandenko Co., Ltd.	864,883
324,271	Nishimatsu Construction Co., Ltd.	462,393

		5,540,953

	Diversified Telecommunication Services
113,158	Nippon Telegraph & Telephone Corp.	5,244,107

	Electric Utilities
269,626	Kansai Electric Power Co., Inc. (The) (b)	6,518,002

	Transportation Infrastructure
1,711,766	Kamigumi Co., Ltd.	13,977,881

	Total Japan	31,280,943

	Malaysia (1.8%)
	Electric Utilities
2,191,716	Tenaga Nasional Berhad	5,186,407

	Transportation Infrastructure
2,840,726	PLUS Expressways Berhad	2,733,203

	Total Malaysia	7,919,610

	Mexico (0.2%)
	Transportation Infrastructure
377,558	Grupo Aeroportuario del Pacifico SAB de CV (Class B)	1,063,831

	Netherlands (4.8%)
	Transportation Infrastructure
174,356	Koninklijke Vopak (f)	11,318,240
121,436	Smit Internationale	9,386,340

	Total Netherlands	20,704,580

	New Zealand (0.4%)
	Transportation Infrastructure
1,328,082	Auckland International Airport Ltd.	1,783,999

	Portugal (0.5%)
	Transportation Infrastructure
242,554	Brisa Auto-Estradas de Portugal SA	2,388,768

	Singapore (0.4%)
	Transportation Infrastructure
983,022	Singapore Airport Terminal Services Ltd.	1,577,134

	South Africa (2.5%)
	Diversified Telecommunication Services
1,912,207	Telkom SA Ltd.	11,001,809

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	South Korea (2.0%)
	Diversified Telecommunication Services
253,926	KT Corp.	$8,717,426

	Spain (5.9%)
	Transportation Infrastructure
1,140,361	Abertis Infraestructuras SA	25,882,403

	Turkey (1.9%)
	Gas Utilities
2,075,499	Aygaz	8,111,789

	United Kingdom (2.7%)
	Independent Power Producers & Energy Traders
598,033	Drax Group PLC	4,506,370

	Multi-Utilities
592,538	Centrica PLC	2,382,576

	Transportation Infrastructure
1,877,675	BBA Aviation PLC	4,750,303

	Total United Kingdom	11,639,249

	United States (20.3%)
	Construction & Engineering
80,674	Fluor Corp.	4,102,273
290,215	KBR, Inc.	6,759,107

		10,861,380

	Electric Utilities
107,231	American Electric Power Co., Inc.	3,323,089
72,857	Exelon Corp.	3,615,164

		6,938,253

	Gas Utilities
81,112	AGL Resources, Inc.	2,860,820
14,894	Energen Corp.	641,932

		3,502,752

	Independent Power Producers & Energy Traders
56,507	Constellation Energy Group, Inc.	1,829,132
312,945	NRG Energy, Inc. (f)	8,821,919

		10,651,051

	Multi-Utilities
570,409	NiSource, Inc.	7,922,981
13,819	Public Service Enterprise Group, Inc.	434,469
200,173	Sempra Energy	9,970,617

		18,328,067

	Oil, Gas & Consumable Fuels
239,123	El Paso Corp.	2,467,749
793,682	Southern Union Co.	16,500,649
70,217	Spectra Energy Corp.	1,329,910
1,006,841	Williams Cos., Inc. (The)	17,992,249

		38,290,557

	Total United States	88,572,060

	Total Common Stocks (Cost $368,587,620)	430,101,740

	Preferred Stock (0.5%)
	Brazil (0.5%)
116,897	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Cost $1,577,001)	2,407,091

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE

	Short-Term Investments (8.6%)
	Securities Held as Collateral on Loaned Securities (b)(8.1%)
	Repurchase Agreements (1.7%)
$2,815	Bank of America Securities LLC (0.07% dated 09/30/09, due 10/01/09; proceeds $390,894; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 5.50% due 03/01/35; valued at $398,711)	$2,815,019
1,794	Citigroup (0.45% dated 09/30/09, due 10/01/09; proceeds $249,054; fully collateralized by common stock at the date of this Portfolio of Investments as follows: Walt Disney Co.; valued at $261,503)	1,793,539
2,750	Deutsche Bank (0.08% dated 09/30/09, due 10/01/09; proceeds $381,878; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 4.50% - 7.00% due 11/01/17 - 03/01/39, Freddie Mac 4.50% - 7.00% due 07/01/21 - 03/01/39; valued at $389,515)	2,750,092

	Total Repurchase Agreements (Cost $7,358,650)	7,358,650

NUMBER OF
SHARES (000)
	Investment Company (6.4%)
27,981	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $27,981,116)		27,981,116

	Total Securities Held as Collateral on Loaned Securities (Cost $35,339,766)		35,339,766

	Investment Company (g)(0.5%)
2,128	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $2,128,084)		2,128,084

	Total Short-Term Investments (Cost $37,467,850)		37,467,850

	Total Investments (Cost $407,632,471) (h)(i)	107.8%	469,976,681
	Liabilities in Excess of Other Assets	(7.8)	(34,149,451)

	Net Assets	100.0%	$435,827,230

(a)	Comprised of securities in separate entities that are traded as a single stapled security.

(b)	The value of loaned securities and related cash collateral outstanding at September 30, 2009 were $33,897,126 and $35,339,766 respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(d)	Security trades on the Norwegian exchange.

(e)	Security trades on the Hong Kong exchange.

(f)	Non-income producing security.

(g)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited) continued
Forward Foreign Currency Contracts Open at September 30, 2009:

					UNREALIZED
	CONTRACTS		IN EXCHANGE	DELIVERY	APPRECIATION
	TO DELIVER		FOR	DATE	(DEPRECIATION)

	$6,090,387	GBP	3,653,392	10/15/2009	$(251,686)
TRY	7,927,278		$5,263,797	10/15/2009	(63,463)
MYR	28,722,572		$8,186,567	10/15/2009	(106,792)
KRW	8,462,345,643		$6,924,996	10/15/2009	(255,704)
BRL	22,239,669		$12,182,782	10/15/2009	(342,298)
EUR	17,200,390		$25,146,454	10/15/2009	(23,498)
	$4,404,688	AUD	5,108,069	10/15/2009	96,236
	$1,252,033	AUD	1,457,377	10/15/2009	32,121
	$341,548	NZD	488,791	10/15/2009	11,071
	$9,533,423	HKD	73,872,588	10/15/2009	(637)
	$7,720,640	GBP	4,654,156	10/15/2009	(283,086)
	$21,993,779	CAD	23,874,687	10/15/2009	306,037
	$9,126,676	AUD	10,630,956	10/15/2009	240,685
	$10,952,948	EUR	7,497,449	10/15/2009	18,340
	$6,273,595	JPY	572,691,432	10/15/2009	106,898
CAD	520,794		$479,552	10/15/2009	(6,888)
GBP	1,320,671		$2,190,755	10/15/2009	80,263
HKD	45,496,350		$5,871,088	10/15/2009	74
ZAR	71,077,647		$9,466,417	10/15/2009	32,115
MXN	24,731,135		$1,843,956	10/15/2009	15,557
TRY	3,998,749		$2,654,859	10/15/2009	(32,366)
JPY	611,186,354		$6,689,502	10/15/2009	(119,873)
NOK	9,601,648		$1,623,153	10/15/2009	(38,399)

		Net Unrealized Depreciation			$(585,293)

Currency Abbreviations:

AUD	Australian Dollar.

BRL	Brazilian Real.

CAD	Canadian Dollar.

EUR	Euro.

GBP	British Pound.

HKD	Hong Kong Dollar.

JPY	Japanese Yen.

KRW	South Korean Won.

MXN	Mexican Peso.

MYR	Malaysian Ringgit.

NOK	Norwegian Krone.

NZD	New Zealand Dollar.

TRY	Turkish Lira.

ZAR	South African Rand.

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2009 (unaudited)
Summary of Investments

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Transportation Infrastructure	$159,502,226		36.7%
Electric Utilities	71,118,822		16.4
Oil, Gas & Consumable Fuels	59,533,600		13.7
Multi-Utilities	54,413,495		12.5
Diversified Telecommunication Services	31,054,944		7.1
Construction & Engineering	25,791,171		5.9
Independent Power Producers & Energy Traders	15,157,421		3.5
Gas Utilities	11,614,541		2.7
Machinery	4,322,611		1.0
Investment Company	2,128,084		0.5

	$434,636,915	^	100.0	%^

^	Does not include open forward foreign currency contracts with net unrealized depreciation of $585,293. Also does not reflect the value of securities held as collateral on loaned securities.

MS Global Infrastructure
Fair Valuation Measurements
9/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgement and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Construction & Engineering	$25,791,171	$25,791,171	—	—
Diversified Telecommunication Services	31,054,944	31,054,944	—	—
Electric Utilities	68,711,731	68,711,731	—	—
Gas Utilities	11,614,541	11,614,541	—	—
Independent Power Producers & Energy Traders	15,157,421	15,157,421	—	—
Machinery	4,322,611	4,322,611	—	—
Multi-Utilities	54,413,495	54,413,495	—	—
Oil, Gas & Consumable Fuels	59,533,600	59,533,600	—	—
Transportation Infrastructure	159,502,226	159,502,226	—	—

Total Common Stocks	430,101,740	430,101,740	—	—

Preferred Stocks	2,407,091	2,407,091	—	—
Short-Term Investments
Investment Company	30,109,200	30,109,200	—	—
Repurchase Agreements	7,358,650	—	$7,358,650	—

Total Short-Term Investments	37,467,850	30,109,200	7,358,650	—

Forward Foreign Currency Contracts	939,397		939,397	—

Total	$470,916,078	$462,618,031	$8,298,047	—

Liabilities:
Forward Foreign Currency Contracts	$(1,524,690)	—	$(1,524,690)	—

Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the /Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Global Infrastructure Fund
/s/ Randy Takian

Randy Takian
Principal Executive Officer
November 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
November 19, 2009
/s/ Francis Smith

Francis Smith
Principal Financial Officer
November 19, 2009